Recovery of Erroneously Awarded Compensation	12 Months Ended
Dec. 31, 2024
Restatement Determination Date:: 2024-12-31
Erroneously Awarded Compensation Recovery
Erroneous Compensation Analysis

Incentive-based awards made to Executives are subject to the Company’s “clawback” policy. Such policy requires that incentive-based awards are subject to return to the Company, in whole or in part, if a financial statement restatement occurs within the three calendar years subsequent to an award, where such restatement effectively negates the previous achievement of financial targets that precipitated such prior award. Awards made to any and all NEOs are subject to the provisions of the clawback policy.